Other Accrued Liabilities (Details) - Schedule of Other Accrued Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Accrued Liabilities [Abstract]
Professional consultants’ expenses	$ 156,731	$ 332,690
Vendor liabilities		112,635
Related party interest short term loan	99,318	25,605
Accrued Board of Directors fees	253,786	184,672
Accrued bonus	888,672	960,025
Other accrued expenses	21,722	36,643
Total other accrued liabilities	$ 1,420,229	$ 1,652,270